Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Non Controlling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	30 June 2020	31 December 2019
	£m	£m
PSA Finance UK Limited	170	160
	170	160